OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 310	$ 357
Advances to suppliers	343	187
Government institutions	20	97
Other	288	310
Other current assets	$ 961	$ 951